Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Balanced Fund
Entity Central Index Key	0000004568
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
American Balanced Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class A
Trading Symbol	ABALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 29	0.56% *
*Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[1]
Net Assets	$ 251,091,000,000
Holdings Count | Holding	3,905
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class C
Trading Symbol	BALCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 67	1.31% *
*Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.31%	[1]
Net Assets	$ 251,091,000,000
Holdings Count | Holding	3,905
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class T
Trading Symbol	TABFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 15	0.30% *
*Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[1]
Net Assets	$ 251,091,000,000
Holdings Count | Holding	3,905
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class F-1
Trading Symbol	BALFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 32	0.62% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[1]
Net Assets	$ 251,091,000,000
Holdings Count | Holding	3,905
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class F-2
Trading Symbol	AMBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 19	0.36% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 251,091,000,000
Holdings Count | Holding	3,905
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class F-3
Trading Symbol	AFMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 13	0.25% *
*Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[1]
Net Assets	$ 251,091,000,000
Holdings Count | Holding	3,905
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class 529-A
Trading Symbol	CLBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 30	0.59% *
*Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 251,091,000,000
Holdings Count | Holding	3,905
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class 529-C
Trading Symbol	CLBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 70	1.35% *
*Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.35%	[1]
Net Assets	$ 251,091,000,000
Holdings Count | Holding	3,905
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class 529-E
Trading Symbol	CLBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 42	0.82% *
*Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[1]
Net Assets	$ 251,091,000,000
Holdings Count | Holding	3,905
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class 529-T
Trading Symbol	TAFBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 19	0.36% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 251,091,000,000
Holdings Count | Holding	3,905
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class 529-F-1
Trading Symbol	CLBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 22	0.43% *
*Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[1]
Net Assets	$ 251,091,000,000
Holdings Count | Holding	3,905
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class 529-F-2
Trading Symbol	FBAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 18	0.34% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 251,091,000,000
Holdings Count | Holding	3,905
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class 529-F-3
Trading Symbol	FBONX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 15	0.30% *
*Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[1]
Net Assets	$ 251,091,000,000
Holdings Count | Holding	3,905
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class R-1
Trading Symbol	RLBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 68	1.33% *
*Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.33%	[1]
Net Assets	$ 251,091,000,000
Holdings Count | Holding	3,905
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class R-2
Trading Symbol	RLBBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 68	1.33% *
*Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.33%	[1]
Net Assets	$ 251,091,000,000
Holdings Count | Holding	3,905
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class R-2E
Trading Symbol	RAMHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 54	1.04% *
*Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%	[1]
Net Assets	$ 251,091,000,000
Holdings Count | Holding	3,905
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class R-3
Trading Symbol	RLBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 46	0.89% *
*Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%	[1]
Net Assets	$ 251,091,000,000
Holdings Count | Holding	3,905
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class R-4
Trading Symbol	RLBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 31	0.60% *
*Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 251,091,000,000
Holdings Count | Holding	3,905
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class R-5E
Trading Symbol	RLEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 21	0.40% *
*Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[1]
Net Assets	$ 251,091,000,000
Holdings Count | Holding	3,905
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class R-5
Trading Symbol	RLBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 15	0.30% *
*Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[1]
Net Assets	$ 251,091,000,000
Holdings Count | Holding	3,905
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class R-6
Trading Symbol	RLBGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 13	0.25% *
*Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[1]
Net Assets	$ 251,091,000,000
Holdings Count | Holding	3,905
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.

[1]	Annualized.